Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	$ 1,698,526	¥ 11,792,863	¥ 6,836,900	¥ 4,795,705
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	47,172	327,515	182,450	174,462
Investment impairment	40,171	278,906	12,037	24,040
Share-based compensation cost	142,609	990,131	684,467	349,277
Allowance for provision for doubtful accounts	1,433	9,952	4,041	3,765
Loss on disposal of property, equipment and software	184	1,276	5,903	1,507
Unrealized exchange losses/(gains)	(24,001)	(166,638)	(116,772)	18,764
Gain on disposal of long-term investments	(33,710)	(234,050)
Deferred income taxes	9,603	66,676	(147,285)	(117,342)
Net equity share of losses from associated companies	12,360	85,813	76,134	48,955
Fair value changes of short-term investments	(43,872)	(304,605)	(140,104)	(64,249)
Changes in operating assets and liabilities:
Accounts receivable	(237,201)	(1,646,885)	(1,744,059)	(474,381)
Inventories	(109,515)	(760,365)	(789,514)	(8,213)
Prepayments and other current assets	(153,248)	(1,063,997)	(1,249,573)	(284,203)
Accounts payable	87,007	604,089	243,140	190,453
Salary and welfare payables	82,164	570,466	386,417	157,448
Taxes payable	142,070	986,390	401,924	259,828
Deferred revenue	414,733	2,879,489	2,683,970	486,744
Accrued liabilities and other payables	154,291	1,071,240	746,844	310,463
Net cash provided by operating activities	2,230,776	15,488,266	8,076,920	5,873,023
Cash flows from investing activities:
Purchase of property, equipment and software	(163,551)	(1,135,533)	(866,314)	(537,376)
Proceeds from sale of property, equipment and software	297	2,064	1,292	1,463
Purchase of other intangible assets	(639)	(4,434)	(347)	(14,011)
Purchase of land use right	(9)	(60)	(163,998)	(66,957)
Net change of short-term investments with terms of three months or less	(533,535)	(3,704,332)	(231,306)	247,406
Purchase of short-term investments	(1,791,589)	(12,439,000)	(5,687,000)	(2,358,122)
Proceeds from maturities of short-term investments	1,422,918	9,879,319	3,103,463	1,017,596
Investment in an associated company	(52,497)	(364,486)	(187,532)	(20,000)
Acquisitions of other long-term investments	(26,086)	(181,117)	(1,178,929)	(155,553)
Proceeds from disposal of long-term investment	35,945	249,569
Transfer to restricted cash	(308,285)	(2,140,421)	(763,493)	(492,149)
Placement/rollover of matured time deposits	(2,933,520)	(20,367,430)	(19,017,824)	(21,955,012)
Proceeds from maturity of time deposits	2,358,844	16,377,449	22,582,480	19,905,004
Change in other assets	(24,975)	(173,402)	(127,016)	(92,455)
Net cash used in investing activities	(2,016,682)	(14,001,814)	(2,536,524)	(4,520,166)
Cash flows from financing activities:
Proceeds of short-term bank loan	1,635,441	11,354,866	5,828,758	2,046,669
Payment of short-term bank loan	(1,420,151)	(9,860,110)	(5,741,616)	(975,504)
Proceeds from exercise of employees' stock options				2,917
Dividends paid to shareholders	(366,724)	(2,546,165)	(1,467,965)	(1,983,010)
Capital injection from/(repurchase of) mezzanine classified noncontrolling interests shareholders			(134,736)	130,365
Capital injection from noncontrolling interest shareholders	1	4	15,015	121
Repurchase of shares	(172,707)	(1,199,102)	(132,192)
Net cash used in financing activities	(324,140)	(2,250,507)	(1,632,736)	(778,442)
Effect of exchange rate changes on cash held in foreign currencies	19,021	132,067	142,374	(11,260)
Net increase/(decrease) in cash and cash equivalents	(91,025)	(631,988)	4,050,034	563,155
Cash and cash equivalents beginning of the year	874,476	6,071,487	2,021,453	1,458,298
Cash and cash equivalents end of the year	783,451	5,439,499	6,071,487	2,021,453
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	158,027	1,097,178	1,124,339	551,303
Supplemental schedule of non-cash investing and financing activities:
Fixed asset purchases financed by accounts payable	$ 37,488	¥ 260,277	¥ 216,328	¥ 80,575